Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
Guidepath(SM) Strategic Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Strategic Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuidePathSM Strategic Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses for the Institutional Shares are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in
Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds ("ETFs"). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.
The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes ("ETNs").

In seeking to maximize total return, under normal circumstances, the Fund's assets are strategically allocated, either directly or indirectly via the
Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts
("ADRs")), domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a significant portion of the Fund's fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor's strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

The Fund's strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time. Under normal circumstances, the Fund's asset allocation mix is expected to be 98% equities and 2% cash equivalent investments. Over time, the asset allocation mix may change as a result of changing capital market assumptions. The Fund is expected to maintain at least
90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents). The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets. The Fund's portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies - equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying
Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an
ETF generally reflect the risks of owning the underlying securities held by the
ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: The Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S.
Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S.
Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the
Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk: The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT's manager, changes to tax laws, and failure by the
REIT to qualify for favorable treatment. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year. Performance information will be available once the Fund has at least one calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.
Guidepath(SM) Strategic Asset Allocation Fund (Second Prospectus Summary) | Guidepath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.17%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,525

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	Other Expenses and Acquired Fund Fees and Expenses for the Institutional Shares are estimated for the current fiscal year.
[3]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2013, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2013 unless the Board of Trustees consents to an earlier revision or termination.